Equity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of activity for noncontrolling interests
Contribution/issuance of noncontrolling interests	$ 1,364	$ 8,334
Net loss	(698)	(3,092)	(1,739)
Non-controlling Interests
Schedule of activity for noncontrolling interests
Beginning balance	19,736	17,512	21,787
Repurchase of noncontrolling interests	0	0	(103)
Contribution/issuance of noncontrolling interests	1,504	8,095	0
Distributions to noncontrolling interests	(3,050)	(2,730)	(2,334)
Allocated distributions to noncontrolling interests subject to redemption	(14)	(49)	(99)
Net loss	(698)	(3,092)	(1,739)
Ending balance	$ 17,478	$ 19,736	$ 17,512